Capital Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Capital Structure

13. Capital Structure

Capital Structure prior to the Company’s Reorganization Completed on April 15, 2015 and IPO Completed on April 16, 2015:

Virtu Financial had three classes of members’ interests: Class A-1 members’ interests; Class A-2 members’ interests; and Class B members’ interests. Class A-2 members’ interests included both Class A-2 capital interests and Class A-2 profits interests.

Class A-1 Interests

On July 8, 2011, 25,000,000 Class A-1 redeemable interests were issued to an affiliate of Silver Lake (“the Silver Lake Member”) and 1,964,826 Class A-1 interests were issued to an affiliate of Vincent Viola, which Class A-1 interests had an aggregate capital balance of approximately $270 million. On December 31, 2014, through a series of transactions, 5,376,603 and 12,242,173 of the Class A-1 redeemable interests previously held by the Silver Lake Member were transferred to Wilbur Investments LLC (the “Temasek Member”), an indirect wholly owned subsidiary of Temasek Holdings (Private) Limited, (“Temasek”), and an affiliate of Silver Lake and Temasek, 57.9% of which is indirectly owned by affiliates of Silver Lake Partners and 42.1% of which is indirectly owned by an affiliate of Temasek (the “SLT Member” and together with the Silver Lake Member and the Temasek Member, the “Investor Members”), respectively, with the Silver Lake Member retaining 7,381,224 Class A-1 redeemable interests. Class A-1 interests that the holder thereof has the right to call for redemption were held by three members: (i) the Silver Lake Member, (ii) the Temasek Member and (iii) the SLT Member. The Silver Lake Member had the right to appoint one member on Virtu Financial’s board of directors and the Temasek Member had the right to either appoint one member on Virtu Financial’s board of directors (subject to obtaining certain regulatory approvals) or elect that the other members of the board of directors designate one member of Virtu Financial’s board of directors in consultation with the Temasek Member. The Silver Lake Member and the Temasek Member also possessed approval rights with respect to certain board actions and corporate events. Additionally, as part of the transaction consideration, a contingent payment agreement was entered into among Temasek, Silver Lake Partners, the Employee Holdco and the Company whereby additional payments will be made from Temasek to Silver Lake Partners and the selling members of management in the aggregate maximum amount of $3.9 million if the value of the interests acquired exceeds 1.7 times the transaction price prior to December 31, 2018, or December 31, 2019, the date depending on whether certain liquidity events occur.

There were no additional Class A-1 interests granted, forfeited,  distributed or redeemed during the six months ended June 30, 2015 and 2014.

Class A-2 Interests

Class A-2 interests included both Class A-2 capital interests and Class A-2 profits interests. No Class A-2 capital interests were issued and outstanding as of June 30, 2015, and approximately 93,786,659 were issued and outstanding as of December 31, 2014. On December 31, 2014, through a series of transactions, 1,614,322 of the Class A-2 capital interests previously held by certain members of the Company’s management were transferred to the Temasek Member, and 214,433 new Class A-2 capital interests were issued to the Temasek Member, with the proceeds of such issuance being used to redeem the same number of Class A-2 profits interests held by Employee Holdco LLC (“Employee Holdco”). Class A-2 profits interests were issued to Employee Holdco, a holding company which held the interests on behalf of certain key employees or stakeholders. Employee Holdco issued Class A-2 profits interests of Employee Holdco to such employees and stakeholders which corresponded to the underlying Class A-2 profits interests held by Employee Holdco. There were no Class A-2 profits interests issued and outstanding as of June 30, 2015 and 6,069,007 Class A-2 profits interests issued and outstanding as of December 31, 2014. There were 6,418 and 0 Class A-2 profits interests issued during the six months ended June 30, 2015 and 2014, respectively. There were 13,495 and 6,795 Class A-2 profits interests redeemed during the six months ended June 30, 2015 and 2014, respectively. Holders of Class A-2 profits interests shared in distributions of available cash flow based on the ratio of interests held to the total number of Class A-1 and Class A-2 interests outstanding, and also shared on a pro rata basis in the proceeds of a liquidity event, subject to a valuation hurdle determined by Virtu Financial at the time of the grant based on a valuation performed by a third party valuation firm. Holders of the Class A-2 profits interests shared in the proceeds of a liquidity event above such valuation hurdle, and received a preference on such distributions above such valuation threshold until all holders of Class A-2 profits interests subject to such valuation threshold had been allocated capital proceeds equal to the deemed capital contribution attributable to such Class A-2 profits interests as determined by the Company at the time of the grant.

Class B Interests

Virtu Financial previously approved the Virtu Financial LLC Management Incentive Plan (the “MIP”). Participants of the MIP were entitled to receive either Class B interests of Virtu Financial or Class B interests of Employee Holdco, which holds directly the corresponding Class B interests in Virtu Financial. Upon a liquidity event, Class B interests under the MIP were entitled to share proportionately in distributions in excess of the applicable profits interest valuation hurdle, which was determined by Virtu Financial based on a valuation at the time of the grant performed by a third party valuation firm. Class B interests were non-voting interests which vested over a four year period and upon a sale, IPO or certain other capital transactions of Virtu Financial. Class B interests were subject to forfeiture and repurchase provisions upon certain termination events. There were no Class B interests outstanding as of June 30, 2015 and Class B interests representing a right to share in 12.915% of capital proceeds (on a fully diluted basis) were issued and outstanding as of December 31, 2014. No Class B interests were issued during the six months ended June 30, 2015 and 2014.

Distribution and Liquidation Rights

Holders of Class A-1 and Class A-2 interests shared in distributions of available cash flow based on the ratio of interests held to the total number of Class A-1 and Class A-2 interests outstanding. Holders of Class B interests were not entitled to share in such distributions.

As of December 31, 2014, unless and until converted to Class A-2 members’ interests, upon occurrence of a capital transaction, Class A-1 interests were entitled to distributions of capital proceeds until Class A-1 members’ unrecovered capital balance (as defined) was reduced to zero. After distributions to Class A-1 members, capital proceeds would have been provided to Class A-2 capital members until Class A-2 capital members’ unrecovered capital balance (as defined) were reduced to zero. After distributions to Class A-1 and Class A-2 members, distributions of capital proceeds would have been provided to members in respect to their respective capital proceeds percentages (as defined), subject to the valuation hurdles and distribution preferences applicable to holders of Class A-2 profits interests. Holders of vested Class B interests would have shared in distributions of capital proceeds above the applicable valuation hurdle proportionately based on their capital proceeds percentages.

In the event of any voluntary or involuntary liquidation, dissolution, winding up, merger or company sale, distributions would have been made, first, to Class A-1 members’ unrecovered capital balance (as defined) until they have been reduced to zero. Second, to Class A-2 capital members, in proportion to their unrecovered capital balance (as defined) until reduced to zero and then to members in respect to their capital proceeds percentages (as defined), subject to the valuation hurdles and distribution preferences applicable to holders of Class A-2 profits interests.

Conversion Rights

As of December 31, 2014, the Class A-1 interests were convertible into Class A-2 interests at any time at the option of the Class A-1 member on a one-for-one basis. The Class A-1 interests automatically converted upon a qualified IPO or qualified sale. Qualified IPO was defined as an initial public offering on the New York Stock Exchange or NASDAQ National Market in which the gross proceeds raised equal or exceed $100.0 million and the valuation of the Company implies a return to the Silver Lake Member equal to at least (after taking into account previous distributions) 1.75 times the invested amount. Qualified sale was defined as a sale of all or a majority of the assets of the Company or all or a majority of the limited liability company interests of the Company to a third party that is not an affiliate or other permitted transferee of any member as long as the sale (i) is for consideration consisting entirely of cash and/or marketable securities and would satisfy certain minimum return requirements applicable to Silver Lake Partners and Temasek or (ii) was approved by the Silver Lake Member or, in certain circumstances, the Temasek Member.

Redemption Rights

Unless and until conversion occurred, the Investor Members were entitled to a number of rights and benefits, including the right to call for redemption of their Class A-1 interests. Any time on or after November 24, 2016, the Silver Lake Member could have exercised such redemption right in order to cause the Company to purchase all of the Class A-1 interests owned directly or indirectly by affiliates of Silver Lake Partners. Any time on or after May 16, 2020, the Temasek Member could have exercised such redemption right in order to cause the Company to purchase all of the Class A-1 interests owned directly or indirectly by affiliates of Temasek.

As of December 31, 2014, the redemption price for each unit of Class A-1 interests owned by the Investor Members was the greater of (i) a minimum purchase price and (ii) the fair market value of the Class A-1 interests on the date of redemption. The minimum purchase price with respect to the Class A-1 interests owned directly or indirectly by affiliates of Silver Lake Partners was equal to the purchase price paid by affiliates of Silver Lake Partners for such Class A-1 interests and the minimum purchase price with respect to the Class A-1 interests owned directly or indirectly by affiliates (as defined in the Second Amended and Restated Limited Liability Company Agreement of Virtu Financial) of Temasek was equal to the purchase price paid by affiliates (as defined in the Second Amended and Restated Limited Liability Company Agreement of Virtu Financial) of Temasek for such Class A-1 interests (in each case, less distributions received in respect of such Class A-1 interests). The Company could have redeemed the Class A-1 interests using redemption notes provided that all available cash flow and all capital proceeds were used to pay down the redemption note.

In lieu of redemption, the Silver Lake Member or the Temasek Member could require the Company to purchase all of the equity securities of the affiliated entity or entities that directly or indirectly owned their Class A-1 interests on behalf of affiliates of Silver Lake Partners or Temasek, respectively, provided that any such entity had not conducted any business or operations since inception other than the direct or indirect ownership of the interests of the Company.

The redeemable equity instrument is classified outside of permanent equity on the condensed consolidated statements of financial condition.

East Management Incentive Plan

On July 8, 2011, 2,625,000 Class A-2 capital interests were contributed by Class A-2 members to Virtu East MIP LLC (“East MIP”). East MIP issued Class A interests to the members who contributed the Class A-2 capital interests, and Class B interests (“East MIP Class B interests”) to certain key employees. East MIP Class B interests were non-voting interests which vested over the four year period ending July 8, 2015, but in any event no earlier than upon the occurrence of a sale, IPO or certain other capital transactions of Virtu Financial. Vested East MIP Class B interests were entitled to participate in distributions of the proceeds received in respect of the Class A-2 capital interests held by East MIP upon a sale or certain other capital transactions of Virtu Financial. East MIP Class B interests were subject to forfeiture and repurchase provisions upon certain termination events.

Capital structure after the Company’s Reorganization Completed on April 15, 2015 and IPO Completed on April 16, 2015:

Initial Public Offering

On April 21, 2015, the Company  completed its IPO of 19,012,112 shares of its Class A common stock, par value $0.00001 per share, including 2,479,840 shares of Class A common stock sold in connection with the full exercise of the option to purchase additional shares granted to the underwriters, at a price to the public of $19.00 per share. The shares began trading on NASDAQ on April 16, 2015 under the ticker symbol “VIRT.” As a result of the completion of the Reorganization Transactions and the IPO, VFI holds approximately 24.8% interest in Virtu Financial.

Reorganization Transactions

In connection with the IPO, a series of reorganization transactions was completed on April 15, 2015 (the “Reorganization Transactions”) among the Company, subsidiaries of Virtu Financial and equityholders of Virtu Financial which include the following persons (the “Virtu Pre-IPO Members”):

•  three affiliates of the founding member, (collectively the “Founder Pre-IPO Members”);

• the Silver Lake Member;

• the Temasek Member;

• the SLT Member;

•  two entities, one of which was and the other of which is managed by the founding member, whose equityholders include certain members of the management of Virtu Financial, (the “Management Vehicles”); and

• certain current and former members of the management of the Company. and Madison Tyler Holdings and their affiliates, (the “Management Members”).

The Reorganization Transactions are further described in the Company’s Registration Statement filed on Form S-1 (File No. 333-194473) (as amended the “Registration Statement”).

In the Reorganization Transactions:

•the Company. became the sole managing member of Virtu Financial;

• in a series of transactions, one of the Management Vehicles liquidated, with its equity interests in Virtu Financial either being distributed to its members, including certain members of management, or contributed to the other Management Vehicle ( “Virtu Employee Holdco”) and certain employees of Virtu Financial based outside the United States were distributed equity interests in Virtu Financial held by Virtu Employee Holdco on behalf of such employees and such equity interests were contributed to a trust (the “Employee Trust”), whose trustee is one of Virtu Financial’s subsidiaries;

•  two of the Founder Pre-IPO Members liquidated and distributed their equity interests in Virtu Financial  to their equityholders, one of whom is TJMT Holdings LLC, the third Founder Pre-IPO Member;

• the SLT Member distributed its equity interests in Virtu Financial to its equityholders, which consist of investment funds and other entities affiliated with Silver Lake Partners and Temasek;

• following a series of transactions, the Company acquired equity interests in Virtu Financial as a result of certain mergers involving wholly owned subsidiaries of Virtu Financial, an affiliate of Silver Lake Partners and Temasek, and the Temasek Member (the “Mergers”), and in exchange the Company issued to an affiliate of Silver Lake Partners (the “Silver Lake Post-IPO Stockholder”) and an affiliate of Temasek (the “Temasek Post-IPO Stockholder”, collectively with the Silver Lake Post-IPO Stockholder, the “Investor Post-IPO Stockholders”) shares of Class A common stock and rights to receive payments under a tax receivable agreement described below. The number of shares of Class A common stock issued to the Investor Post-IPO Stockholders was based on the value of the Virtu Financial equity interests that we acquired, which was determined based on a hypothetical liquidation of Virtu Financial and the initial public offering price per share of the Company’s Class A common stock in the IPO;

• all of the existing equity interests in Virtu Financial were reclassified into non-voting common interest units (“Virtu Financial Units”). The number of Virtu Financial Units issued to each member of Virtu Financial was determined based on a hypothetical liquidation of Virtu Financial and the IPO price of $19 per share of the Company’s Class A common stock in our initial public offering. The Virtu Financial Units received by Virtu Employee Holdco, the Employee Trust and the Management Members have the same vesting restrictions as the equity interests which were reclassified. Vested Virtu Financial Units will be entitled to receive distributions, if any, from Virtu Financial. Subject to certain exceptions, unvested Virtu Financial Units are not entitled to receive such distributions (other than tax distributions). If any unvested Virtu Financial Units are forfeited, they will be cancelled by Virtu Financial for no consideration (and the Company will cancel the related shares of Class C common stock (described below) for no consideration);

• the Company amended and restated its certificate of incorporation and issued four classes of common stock: Class A common stock, Class B common stock, Class C common stock and Class D common stock (“common stock”). The Class A common stock and Class C common stock each provide holders with one vote on all matters submitted to a vote of stockholders, and the Class B common stock and Class D common stock each provide holders with 10 votes on all matters submitted to a vote of stockholders. The holders of Class C common stock and Class D common stock do not have any of the economic rights (including rights to dividends and distributions upon liquidation) provided to holders of Class A common stock and Class B common stock.  Shares of the Company’s common stock will generally vote together as a single class on all matters submitted to a vote of stockholders. The remaining members of Virtu Financial after giving effect to the Reorganization Transactions, other than the Company, (collectively as the “Virtu Post-IPO Members”), subscribed for and purchased shares of the Company’s common stock as follows, in each case at a purchase price of $0.00001 per share and in an amount equal to the number of Virtu Financial Units held by each such Virtu Post-IPO Member;

• TJMT Holdings LLC (“Founder Post-IPO Member”), purchased 79,610,490 shares of the Company’s Class D common stock; and

• affiliates of Silver Lake Partners (the “Silver Lake Post-IPO Members”), Virtu Employee Holdco, the Employee Trust, the Management Members and the other Virtu Post-IPO Members purchased 36,746,041 shares of the Company’s Class C common stock; and the Founder Post-IPO Member was granted the right to exchange its Virtu Financial Units, together with a corresponding number of shares of the Company’s Class D common stock, for shares of the Company's Class B common stock, and the other Virtu Post-IPO Members was granted the right to exchange their Virtu Financial Units, together with a corresponding number of shares of the Company's Class C common stock, for shares of the Company’s Class A common stock. Each share of VFI’s Class B common stock and Class D common stock is convertible at any time, at the option of the holder, into one share of Class A common stock or Class C common stock, respectively.

Distributions in Connection with the IPO

On June 12, 2015, Virtu Financial made a cash distribution of $5.0 million to certain of the holders of its outstanding equity interests prior to the consummation of the Reorganization Transactions (such holders, the “Virtu Financial Pre-IPO Members”) (funded from cash on hand). Additionally, Virtu Financial intends to make further cash distributions of up to $45.0 million to the Virtu Financial Pre-IPO Members. The Company expects that these further distributions will be funded from cash on hand and excess cash held as clearing deposits with broker dealers and clearing organizations.

Use of Proceeds

Upon consummation of the IPO, the total gross proceeds of the offering were approximately $361.2 million. Of the proceeds, approximately $25.2 million was used to pay underwriting discounts and commissions, approximately $277.2 million was used to purchase 3,470,724 shares of Class A common stock from the Silver Lake Post-IPO Stockholder and 12,214,224 Virtu Financial Units and corresponding shares of Class C common stock from certain of the Virtu Post-IPO Members, including 4,862,609 Virtu Financial Units and corresponding shares of Class C common stock from the Silver Lake Post-IPO Members and 7,351,615 Virtu Financial Units and corresponding shares of Class C common stock from certain employees. The remaining $58.8 million of net proceeds was contributed by the Company to Virtu Financial, the operating company, which will be used for working capital and general corporate purposes. Other offering costs incurred were approximately $8.6 million and were paid by Virtu Financial.

2015 Management Incentive Plan

VFI’s Board of Directors and stockholders adopted the Virtu Financial 2015 Management Incentive Plan (the “2015 Management Incentive Plan”), which became effective upon consummation of the IPO. The 2015 Management Incentive Plan provides for the grant of stock options, restricted stock units, and other awards based on an aggregate of 12,000,000 shares of Class A common stock, subject to additional sublimits, including limits on the total option grant to any one participant in a single year and the total performance award to any one participant in a single year.

In connection with the IPO, non-qualified stock options to purchase 9,228,000 shares were granted at the IPO per share price, each of which vests in equal annual installments over a period of four years from grant date and expires not later than 10 years from the date of grant. In connection with and subsequent to the IPO, 25,647 restricted stock units were granted, each of which vest on the one year anniversary of date of grant and are settled in shares of Class A common stock. For the purpose of calculating equity-based compensation expense, the fair value of the stock option grants was determined through the application of the Black-Scholes-Merton model and will be recognized on a straight line basis over the vesting period. Similarly, the fair value of the restricted stock units was determined based on the IPO per share price and will be recognized on a straight line basis over the vesting period.

Virtu Financial, LLC and subsidiaries
Capital Structure

14. Capital Structure

The Company has issued three classes of interests: Class A‑1 interests; Class A‑2 interests; and Class B interests. Class A‑2 interests include both Class A‑2 capital interests and Class A‑2 profits interests.

Class A‑1 Interests

On July 8, 2011, 25,000,000 Class A‑1 redeemable interests were issued to the Silver Lake Member and 1,964,826 Class A‑1 interests were issued to an affiliate of Vincent Viola, which Class A‑1 interests had an aggregate capital balance of approximately $270 million. As described in Note 13, on December 31, 2014, through a series of transactions, 5,376,603 and 12,242,173 of the Class A‑1 redeemable interests previously held by the Silver Lake Member were transferred to the Temasek Member and the SLT Member, respectively, with the Silver Lake Member retaining 7,381,224 Class A‑1 redeemable interests. Class A‑1 interests that the holder thereof has the right to call for redemption are held by three members: (i) an affiliate of Silver Lake (the “Silver Lake Member”), (ii) the Temasek Member and (iii) an affiliate of Silver Lake and Temasek, 57.9% of which is indirectly owned by affiliates of Silver Lake Partners and 42.1% of which is indirectly owned by an affiliate of Temasek (the “SLT Member” and, together with the Silver Lake Member and the Temasek Member, the “Investor Members”). The Silver Lake Member has the right to appoint one member on the Company’s board of directors and the Temasek Member has the right to either appoint one member on the Company’s board of directors (subject to obtaining certain regulatory approvals) or elect that the other members of the board of directors will designate one member of the Company’s board of directors in consultation with the Temasek Member. The Silver Lake Member and the Temasek Member also possess approval rights with respect to certain board actions and corporate events. There were no additional Class A‑1 interests granted, forfeited,  distributed or redeemed during the years ended December 31, 2014, 2013 and 2012.

Class A‑2 Interests

Class A‑2 interests include both Class A‑2 capital interests and Class A‑2 profits interests. Approximately 93,786,659 and 95,024,893 Class A‑2 capital interests are issued and outstanding as of December 31, 2014 and December 31, 2013, respectively. On December 31, 2014, through a series of transactions, 1,614,322 of the Class A‑2 capital interests previously held by certain members of the Company’s management were transferred to the Temasek Member, and 214,433 new Class A‑2 capital interests were issued to the Temasek Member, with the proceeds of such issuance being used to redeem the same number of Class A‑2 profits interests held by Employee Holdco LLC (“Employee Holdco”). On November 4, 2014, the Company repurchased 1,452,667 Class A‑2 capital interests from a member of the Company’s management with an original carrying value of approximately $1.4 million for $6.0 million. The excess of repurchase price over the carrying value of approximately $4.6 million was recorded as a reduction in accumulated deficit and the carrying value of approximately $1.4 million was recorded as a reduction in Class A‑2 capital interests in the accompanying consolidated statements of financial condition. Class A‑2 profits interests are issued to Employee Holdco, a holding company which holds the interests on behalf of certain key employees or stakeholders. Employee Holdco issues Class A‑2 profits interests of Employee Holdco to such employees and stakeholders which correspond to the underlying Class A‑2 profits interests held by Employee Holdco. There were 6,069,007 and 4,434,452 Class A‑2 profits interests issued and outstanding as of December 31, 2014 and 2013, respectively. Approximately 1,992,556,  2,223,814 and 1,705,704 Class A‑2 profits interests were issued during the years ended December 31, 2014, 2013 and 2012, respectively. Holders of Class A‑2 profits interests share in distributions of available cash flow based on the ratio of interests held to the total number of Class A‑1 and Class A‑2 interests outstanding, and also share on a pro rata basis in the proceeds of a liquidity event, subject to a valuation hurdle determined by the Company at the time of the grant based on a valuation performed by a third party valuation firm. Holders of the Class A‑2 profits interests share in the proceeds of a liquidity event above such valuation hurdle, and receive a preference on such distributions above such valuation threshold until all holders of Class A‑2 profits interests subject to such valuation threshold have been allocated capital proceeds equal to the deemed capital contribution attributable to such Class A‑2 profits interests as determined by the Company at the time of the grant.

Class B Interests

The Company previously approved the Virtu Financial LLC Management Incentive Plan (the “MIP”). Participants of the MIP are entitled to receive either Class B Interests of VF or Class B interests of Employee Holdco, which holds directly the corresponding Class B interests in the Company. Upon a liquidity event, Class B interests under the MIP are entitled to share proportionately in distributions in excess of the applicable profits interest valuation hurdle, which is determined by the Company based on a valuation at the time of the grant performed by a third party valuation firm. Class B interests are non‑voting interests which vest over a four year period and upon a sale, initial public offering or certain other capital transactions of VF. Class B interests are subject to forfeiture and repurchase provisions upon certain termination events. Class B interests representing a right to share in 12.915% and 13.715% of capital proceeds (on a fully diluted basis) were issued and outstanding as of December 31, 2014 and 2013. Class B interests representing 0%, 2.65% and 0.90% were issued during the years ended December 31, 2014, 2013 and 2012, respectively.

Distribution and Liquidation Rights

Holders of Class A‑1 and Class A‑2 interests share in distributions of available cash flow based on the ratio of interests held to the total number of Class A‑1 and Class A‑2 interests outstanding. Holders of Class B interests are not entitled to share in such distributions.

As of December 31, 2014 and 2013, unless and until converted to Class A‑2 interests, upon occurrence of a capital transaction, Class A‑1 interests are entitled to distributions of capital proceeds until Class A‑1 members’ unrecovered capital balance (as defined) has been reduced to zero. After distributions to Class A‑1 members, capital proceeds are provided to Class A‑2 capital members until Class A‑2 capital members’ unrecovered capital balance (as defined) have been reduced to zero. After distributions to Class A‑1 and Class A‑2 members, distributions of capital proceeds are provided to members in respect to their respective capital proceeds percentages (as defined), subject to the valuation hurdles and distribution preferences applicable to holders of Class A‑2 profits interests. Holders of vested Class B interests share in distributions of capital proceeds above the applicable valuation hurdle proportionately based on their capital proceeds percentages.

In the event of any voluntary or involuntary liquidation, dissolution, winding up, merger or company sale, distributions are made, first, to Class A‑1 members’ unrecovered capital balance (as defined) until they have been reduced to zero. Second, to Class A‑2 capital members, in proportion to their unrecovered capital balance (as defined) until reduced to zero and then to members in respect to their capital proceeds percentages (as defined), subject to the valuation hurdles and distribution preferences applicable to holders of Class A‑2 profits interests.

Conversion Rights

As of December 31, 2014 and 2013, the Class A‑1 interests were convertible into Class A‑2 interests at any time at the option of the Class A‑1 member on a one‑for‑one basis. The Class A‑1 interests were automatically converted upon a qualified IPO or qualified sale. Qualified IPO is defined as an initial public offering on the New York Stock Exchange or NASDAQ National Market in which the gross proceeds raised equal or exceed $250.0 million and the valuation of the Company implies a return to the Silver Lake Member equal to at least (after taking into account previous distributions) 1.75 times the invested amount. Qualified sale is defined as a sale of all or a majority of the assets of the Company or all or a majority of the limited liability company interests of the Company to a third party that is not an affiliate or other permitted transferee of any member as long as the sale (i) is for consideration consisting entirely of cash and/or marketable securities and would satisfy certain minimum return requirements applicable to Silver Lake Partners and Temasek or (ii) was approved by the Silver Lake Member or, in certain circumstances, the Temasek Member.

Redemption Rights

Unless and until conversion occurs, the Investor Members are entitled to a number of rights and benefits, including the right to call for redemption of their Class A‑1 interests. Any time on or after November 24, 2016, the Silver Lake Member may exercise such redemption right in order to cause the Company to purchase all of the Class A‑1 interests owned directly or indirectly by affiliates of Silver Lake Partners. Any time on or after May 16, 2020, the Temasek Member may exercise such redemption right in order to cause the Company to purchase all of the Class A‑1 interests owned directly or indirectly by affiliates of Temasek.

As of December 31, 2014 and 2013, the redemption price for each unit of Class A‑1 interests owned by the Investor Members is the greater of (i) a minimum purchase price and (ii) the fair market value of the Class A‑1 interests on the date of redemption. The minimum purchase price with respect to the Class A‑1 interests owned directly or indirectly by affiliates of Silver Lake Partners is equal to the purchase price paid by affiliates of Silver Lake Partners for such Class A‑1 interests and the minimum purchase price with respect to the Class A‑1 interests owned directly or indirectly by affiliates (as defined in the Second Amended and Restated Limited Liability Company Agreement of Virtu Financial) of Temasek is equal to the purchase price paid by affiliates (as defined in the Second Amended and Restated Limited Liability Company Agreement of Virtu Financial) of Temasek for such Class A‑1 interests (in each case, less distributions received in respect of such Class A‑1 interests). The Company may redeem the Class A‑1 interests using redemption notes provided that all available cash flow and all capital proceeds are used to pay down the redemption note. For so long as any redemption note is outstanding, holders of any such redemption note whose outstanding principal balance exceeds 50% of the aggregate principal amount of the redemption note shall retain any approval and consent rights as if all Class A‑1 interests subject to such redemption continued to be owned.

In lieu of redemption, the Silver Lake Member or the Temasek Member can require the Company to purchase all of the equity securities of the affiliated entity or entities that directly or indirectly own their Class A‑1 interests on behalf of affiliates of Silver Lake Partners or Temasek, respectively, provided that any such entity has not conducted any business or operations since inception other than the direct or indirect ownership of the interests of the Company.

The redeemable equity instrument is classified outside of permanent equity on the statements of financial condition.

In the event of termination of the employment of an employee on whose behalf Employee Holdco holds vested Class A‑2 profits interests or Class B interests, the Company shall have the right but not the obligation to repurchase the applicable interests held by Employee Holdco, which would make a corresponding repurchase of the interests held by the terminated employee. The repurchase price payable by the Company in the event that it exercises its repurchase right with respect to Class A‑2 profits interests is based on the value of the award at the date of issuance. In the event of a repurchase by the Company of Class B interests held by Employee Holdco on behalf of a terminated employee, the Company shall pay a call price determined by the manager, not to exceed the fair market value of such interests.

East Management Incentive Plan

On July 8, 2011, 2,625,000 Class A‑2 capital interests were contributed by Class A‑2 members to Virtu East MIP LLC (“East MIP”). East MIP issued Class A interests to the members who contributed the Class A‑2 capital interests, and Class B interests (“East MIP Class B Interests”) to certain key employees. East MIP Class B Interests are non‑voting interests which vest over the four year period ending July 8, 2015, but in any event no earlier than upon the occurrence of a sale, initial public offering or certain other capital transactions of VF. Vested East MIP Class B Interests are entitled to participate in distributions of the proceeds received in respect of the Class A‑2 capital interests held by East MIP upon a sale or certain other capital transactions of VF. East MIP Class B Interests are subject to forfeiture and repurchase provisions upon certain termination events. The Company has not recognized compensation expense under this plan for the years ended December 31, 2014, 2013 and 2012.